Contingent Liability (Details) - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Loss Contingency [Abstract]
Business Combination, Liabilities Arising from Contingencies, Amount Recognized	$ 1,000,000
Business Combination, Contingent Consideration, Liability, Current	$ 678,111	$ 0	$ 0